Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	NEWS CORP
Entity Central Index Key	0001308161

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Statement of Income and Comprehensive Income Abstract
Net income	$ 1,407		$ 2,894		$ 2,644
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,094)		1,908		(250)
Unrealized holding gains (losses) on securities	(11)		88		49
Benefit plan adjustments	(511)		54		(208)
Other comprehensive income (loss)	(1,616)		2,050		(409)
Comprehensive income (loss)	(209)		4,944		2,235
Less: Net income attributable to noncontrolling interests	(228)	[1]	(155)	[1]	(105)	[1]
Less: Other comprehensive income attributable to noncontrolling interests	5	[2]	(15)	[2]	2	[2]
Comprehensive income (loss) attributable to News Corporation stockholders	(432)		4,774		2,132
Net income (loss) attributable to redeemable noncontrolling interests	75		24		9
Temporary equity foreign currency translation adjustments	$ 0		$ 1		$ (3)

[1]	Net income attributable to noncontrolling interests includes $75 million, $24 million and $9 million relating to redeemable noncontrolling interests for the years ended June 30, 2012, 2011 and 2010, respectively.
[2]	Other comprehensive income attributable to noncontrolling interests includes nil, $1 million and $(3) million relating to redeemable noncontrolling interests for the years ended June 30, 2012, 2011 and 2010, respectively.

Supplemental Guarantor Information	12 Months Ended
Jun. 30, 2012
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2012
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,705	$-	$33,706
Expenses	(416)	-	(30,916)	-	(31,332)
Equity earnings (losses) of affiliates	(5)	-	735	-	730
Interest expense, net	(1,499)	(396)	(14)	875	(1,034)
Interest income	4	7	999	(875)	135
Earnings (losses) from subsidiary entities	127	1,630	-	(1,757)	-
Other, net	327	(62)	(258)	-	7
Income (loss) before income tax expense	(1,461)	1,179	4,251	(1,757)	2,212
Income tax (expense) benefit	532	-	(1,547)	210	(805)
Net income (loss)	(929)	1,179	2,704	(1,547)	1,407
Less: Net income attributable to noncontrolling interests	-	-	(228)	-	(228)
Net income (loss) attributable to News Corporation stockholders	$(929)	$1,179	$2,476	$(1,547)	$1,179

Comprehensive income (loss) attributable to News Corporation stockholders	$(966)	$(432)	$1,204	$(238)	$(432)

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2011
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,404	$-	$33,405
Expenses	(399)	-	(28,469)	-	(28,868)
Equity earnings (losses) of affiliates	(6)	-	468	-	462
Interest expense, net	(1,435)	(1,109)	(19)	1,597	(966)
Interest income	73	8	1,642	(1,597)	126
Earnings (losses) from subsidiary entities	672	3,924	-	(4,596)	-
Other, net	250	(84)	(148)	-	18
Income (loss) from continuing operations before income tax expense	(844)	2,739	6,878	(4,596)	4,177
Income tax (expense) benefit	208	-	(1,694)	457	(1,029)
Income (loss) from continuing operations	(636)	2,739	5,184	(4,139)	3,148
Loss on disposition of discontinued opearions, net of tax	-	-	(254)	-	(254)
Net income (loss)	(636)	2,739	4,930	(4,139)	2,894
Less: Net income attributable to noncontrolling interests	-	-	(155)	-	(155)
Net income (loss) attributable to News Corporation stockholders	$(636)	$2,739	$4,775	$(4,139)	$2,739

Comprehensive income (loss) attributable to News Corporation stockholders	$(682)	$4,774	$7,855	$(7,173)	$4,774

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2010
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$32,777	$-	$32,778
Expenses	(323)	-	(28,749)	-	(29,072)
Equity earnings of affiliates	2	-	446	-	448
Interest expense, net	(4,256)	(743)	(10)	4,018	(991)
Interest income	6	-	4,103	(4,018)	91
Earnings (losses) from subsidiary entities	1,744	3,283	-	(5,027)	-
Other, net	644	(1)	(169)	(405)	69
Income (loss) before income tax expense	(2,182)	2,539	8,398	(5,432)	3,323
Income tax (expense) benefit	446	-	(1,716)	591	(679)
Net income (loss)	(1,736)	2,539	6,682	(4,841)	2,644
Less: Net income attributable to noncontrolling interests	-	-	(105)	-	(105)
Net income (loss) attributable to News Corporation stockholders	$(1,736)	$2,539	$6,577	$(4,841)	$2,539

Comprehensive income (loss) attributable to News Corporation stockholders	$(1,638)	$2,132	$7,456	$(5,818)	$2,132

Supplemental Guarantor Information (Tables)	12 Months Ended
Jun. 30, 2012
Supplemental Guarantor Information [Abstract]
Supplemental Condensed Consolidating Statement of Operations
Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2012
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,705	$-	$33,706
Expenses	(416)	-	(30,916)	-	(31,332)
Equity earnings (losses) of affiliates	(5)	-	735	-	730
Interest expense, net	(1,499)	(396)	(14)	875	(1,034)
Interest income	4	7	999	(875)	135
Earnings (losses) from subsidiary entities	127	1,630	-	(1,757)	-
Other, net	327	(62)	(258)	-	7
Income (loss) before income tax expense	(1,461)	1,179	4,251	(1,757)	2,212
Income tax (expense) benefit	532	-	(1,547)	210	(805)
Net income (loss)	(929)	1,179	2,704	(1,547)	1,407
Less: Net income attributable to noncontrolling interests	-	-	(228)	-	(228)
Net income (loss) attributable to News Corporation stockholders	$(929)	$1,179	$2,476	$(1,547)	$1,179

Comprehensive income (loss) attributable to News Corporation stockholders	$(966)	$(432)	$1,204	$(238)	$(432)

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2011
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,404	$-	$33,405
Expenses	(399)	-	(28,469)	-	(28,868)
Equity earnings (losses) of affiliates	(6)	-	468	-	462
Interest expense, net	(1,435)	(1,109)	(19)	1,597	(966)
Interest income	73	8	1,642	(1,597)	126
Earnings (losses) from subsidiary entities	672	3,924	-	(4,596)	-
Other, net	250	(84)	(148)	-	18
Income (loss) from continuing operations before income tax expense	(844)	2,739	6,878	(4,596)	4,177
Income tax (expense) benefit	208	-	(1,694)	457	(1,029)
Income (loss) from continuing operations	(636)	2,739	5,184	(4,139)	3,148
Loss on disposition of discontinued opearions, net of tax	-	-	(254)	-	(254)
Net income (loss)	(636)	2,739	4,930	(4,139)	2,894
Less: Net income attributable to noncontrolling interests	-	-	(155)	-	(155)
Net income (loss) attributable to News Corporation stockholders	$(636)	$2,739	$4,775	$(4,139)	$2,739

Comprehensive income (loss) attributable to News Corporation stockholders	$(682)	$4,774	$7,855	$(7,173)	$4,774

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2010
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$32,777	$-	$32,778
Expenses	(323)	-	(28,749)	-	(29,072)
Equity earnings of affiliates	2	-	446	-	448
Interest expense, net	(4,256)	(743)	(10)	4,018	(991)
Interest income	6	-	4,103	(4,018)	91
Earnings (losses) from subsidiary entities	1,744	3,283	-	(5,027)	-
Other, net	644	(1)	(169)	(405)	69
Income (loss) before income tax expense	(2,182)	2,539	8,398	(5,432)	3,323
Income tax (expense) benefit	446	-	(1,716)	591	(679)
Net income (loss)	(1,736)	2,539	6,682	(4,841)	2,644
Less: Net income attributable to noncontrolling interests	-	-	(105)	-	(105)
Net income (loss) attributable to News Corporation stockholders	$(1,736)	$2,539	$6,577	$(4,841)	$2,539

Comprehensive income (loss) attributable to News Corporation stockholders	$(1,638)	$2,132	$7,456	$(5,818)	$2,132

Supplemental Guarantor Information (Supplemental Condensed Consolidating Financial Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Condensed Consolidating Statements of Operations
Revenues	$ 33,706		$ 33,405		$ 32,778
Expenses	(31,332)		(28,868)		(29,072)
Equity earnings (losses) of affiliates	730		462		448
Interest expense, net	(1,034)		(966)		(991)
Interest income	135		126		91
Earnings (losses) from subsidiary entities	0		0		0
Other, net	7		18		69
Income (loss) before income tax expense	2,212		4,177		3,323
Income tax (expense) benefit	(805)		(1,029)		(679)
Income (loss) from continuing operations			3,148
Loss on disposition of discontinued operations, net of tax			(254)
Net income (loss)	1,407		2,894		2,644
Less: Net income attributable to noncontrolling interests	(228)	[1]	(155)	[1]	(105)	[1]
Net income (loss) attributable to News Corporation stockholders	1,179		2,739		2,539
Comprehensive income (loss) attributable to News Corporation stockholders	(432)		4,774		2,132
News America [Member]
Condensed Consolidating Statements of Operations
Revenues	1		1		1
Expenses	(416)		(399)		(323)
Equity earnings (losses) of affiliates	(5)		(6)		2
Interest expense, net	(1,499)		(1,435)		(4,256)
Interest income	4		73		6
Earnings (losses) from subsidiary entities	127		672		1,744
Other, net	327		250		644
Income (loss) before income tax expense	(1,461)		(844)		(2,182)
Income tax (expense) benefit	532		208		446
Income (loss) from continuing operations			(636)
Loss on disposition of discontinued operations, net of tax			0
Net income (loss)	(929)		(636)		(1,736)
Less: Net income attributable to noncontrolling interests	0		0		0
Net income (loss) attributable to News Corporation stockholders	(929)		(636)		(1,736)
Comprehensive income (loss) attributable to News Corporation stockholders	(966)		(682)		(1,638)
News Corporation [Member]
Condensed Consolidating Statements of Operations
Revenues	0		0		0
Expenses	0		0		0
Equity earnings (losses) of affiliates	0		0		0
Interest expense, net	(396)		(1,109)		(743)
Interest income	7		8		0
Earnings (losses) from subsidiary entities	1,630		3,924		3,283
Other, net	(62)		(84)		(1)
Income (loss) before income tax expense	1,179		2,739		2,539
Income tax (expense) benefit	0		0		0
Income (loss) from continuing operations			2,739
Loss on disposition of discontinued operations, net of tax			0
Net income (loss)	1,179		2,739		2,539
Less: Net income attributable to noncontrolling interests	0		0		0
Net income (loss) attributable to News Corporation stockholders	1,179		2,739		2,539
Comprehensive income (loss) attributable to News Corporation stockholders	(432)		4,774		2,132
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statements of Operations
Revenues	33,705		33,404		32,777
Expenses	(30,916)		(28,469)		(28,749)
Equity earnings (losses) of affiliates	735		468		446
Interest expense, net	(14)		(19)		(10)
Interest income	999		1,642		4,103
Earnings (losses) from subsidiary entities	0		0		0
Other, net	(258)		(148)		(169)
Income (loss) before income tax expense	4,251		6,878		8,398
Income tax (expense) benefit	(1,547)		(1,694)		(1,716)
Income (loss) from continuing operations			5,184
Loss on disposition of discontinued operations, net of tax			(254)
Net income (loss)	2,704		4,930		6,682
Less: Net income attributable to noncontrolling interests	(228)		(155)		(105)
Net income (loss) attributable to News Corporation stockholders	2,476		4,775		6,577
Comprehensive income (loss) attributable to News Corporation stockholders	1,204		7,855		7,456
Consolidation, Eliminations [Member]
Condensed Consolidating Statements of Operations
Revenues	0		0		0
Expenses	0		0		0
Equity earnings (losses) of affiliates	0		0		0
Interest expense, net	875		1,597		4,018
Interest income	(875)		(1,597)		(4,018)
Earnings (losses) from subsidiary entities	(1,757)		(4,596)		(5,027)
Other, net	0		0		(405)
Income (loss) before income tax expense	(1,757)		(4,596)		(5,432)
Income tax (expense) benefit	210		457		591
Income (loss) from continuing operations			(4,139)
Loss on disposition of discontinued operations, net of tax			0
Net income (loss)	(1,547)		(4,139)		(4,841)
Less: Net income attributable to noncontrolling interests	0		0		0
Net income (loss) attributable to News Corporation stockholders	(1,547)		(4,139)		(4,841)
Comprehensive income (loss) attributable to News Corporation stockholders	$ (238)		$ (7,173)		$ (5,818)

[1]	Net income attributable to noncontrolling interests includes $75 million, $24 million and $9 million relating to redeemable noncontrolling interests for the years ended June 30, 2012, 2011 and 2010, respectively.